Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	2016	2015
Share option plan (note 21(b))	$587	$716
Liability classified restricted share unit plan (note 21(d(i)))	52	(80)
Equity classified restricted share unit plan (note 21(d(ii)))	1,384	713
Equity performance restricted share unit plan (note 21(e))	820	431
Liability classified deferred stock unit plan (note 21(f(i)))	3,187	(735)
Equity classified deferred stock unit plan (note 21(f(ii)))	—	651
	$6,030	$1,696

Schedule of stock options activity

	Number of options	Weighted average exercise price $ per share
Outstanding at December 31, 2014	1,765,920	5.87
Exercised(i)	(30,080)	2.75
Forfeited	(287,840)	8.91
Outstanding at December 31, 2015	1,448,000	5.33
Exercised(i)	(102,040)	2.77
Forfeited	(169,880)	5.31
Outstanding at December 31, 2016	1,176,080	5.56

(i)	All stock options exercised resulted in new common shares being issued (note 17(a)).

Summary of information about stock options outstanding
The following table summarizes information about stock options outstanding at December 31, 2016:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$2.75	226,540	5.4 years	$2.75	161,960	5.3 years	$2.75
$2.79	400,000	5.5 years	$2.79	250,000	5.5 years	$2.79
$3.69	25,800	1.9 years	$3.69	25,800	1.9 years	$3.69
$4.90	40,000	5.3 years	$4.90	32,000	5.3 years	$4.90
$5.91	137,500	7.0 years	$5.91	82,500	7.0 years	$5.91
$6.56	73,660	4.9 years	$6.56	73,660	4.9 years	$6.56
$8.28	10,000	2.5 years	$8.28	10,000	2.5 years	$8.28
$8.58	30,000	3.7 years	$8.58	30,000	3.7 years	$8.58
$9.33	55,780	3.1 years	$9.33	55,780	3.1 years	$9.33
$10.13	54,960	4.0 years	$10.13	54,960	4.0 years	$10.13
$13.50	71,840	0.9 years	$13.50	71,840	0.9 years	$13.50
$16.46	50,000	1.3 years	$16.46	50,000	1.3 years	$16.46
	1,176,080	4.8 years	$5.56	898,500	4.5 years	$6.21

Schedule of performance restricted share units

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2014	66,172	8.50
Granted	357,420	4.19
Outstanding at December 31, 2015	423,592	4.86
Granted	343,706	4.97
Forfeited	(27,998)	4.52
Outstanding at December 31, 2016	739,300	4.84

Schedule of stock plan activity
Liability classified deferred stock unit plan

Number of units
Outstanding at December 31, 2014	530,622
Modified	571,569
Redeemed	(173,317)
Outstanding at December 31, 2015	928,874
Granted	171,980
Redeemed	(158,917)
Outstanding at December 31, 2016	941,937

Liability classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted share unit plan activity
Liability classified restricted share unit plan

Number of units
Outstanding at December 31, 2014	615,503
Vested	(277,707)
Forfeited	(47,006)
Outstanding at December 31, 2015	290,790
Vested	(290,790)
Forfeited	—
Outstanding at December 31, 2016	—

Equity classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted share unit plan activity
Equity classified restricted share unit plan

	Number of units	Weighted average exercise price $ per share
Outstanding at December 31, 2014	262,908	7.91
Granted	580,532	2.89
Modified	(156)	3.62
Vested	(19,798)	3.63
Forfeited	(49,330)	6.37
Outstanding at December 31, 2015	774,156	4.45
Granted	501,523	3.78
Vested	(87,580)	3.51
Forfeited	(64,124)	3.50
Outstanding at December 31, 2016	1,123,975	4.20